         As filed with the Securities and Exchange Commission on May 15, 1997
                                                                File No. 2-17277
--------------------------------------------------------------------------------

                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, DC  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
    PRE-EFFECTIVE AMENDMENT NO.                                             [ ]
    POST-EFFECTIVE AMENDMENT NO. 42                                         [X]
                                        AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    AMENDMENT NO. 21                                                        [X]

                           (Check appropriate box or boxes)

                                   SIFE TRUST FUND
                  (Exact Name of Registrant as Specified in Charter)

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
         100 North Wiget Lane                                                  (800) 231-0356
    Walnut Creek, California  94598                                            (510) 988-2430
(Address of Principal Executive Offices, with Zip Code)    (Registrant's Telephone Number, including Area Code)

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                                Robert Linderman, Esq.
                                   SIFE Trust Fund
                                 100 North Wiget Lane
                               Walnut Creek, CA  94598
                       (Name and address of Agent for Service)

                    Approximate Date of Proposed Public Offering:
  As soon as practicable after the effective date of this Registration Statement

                            ------------------------------

It is proposed that this filing will become effective (check appropriate box):
    [x]  immediately upon filing pursuant to paragraph (b)
    [  ] on (date) pursuant to paragraph (b)
    [  ] 60 days after filing pursuant to paragraph (a)(1)
    [  ] on April 30, 1997 pursuant to paragraph (a)(1)
    [  ] 75 days after filing pursuant to paragraph (a)(2)
    [  ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[  ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------------

           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
              AND SECTION 24(e)(1) OF THE INVESTMENT COMPANY ACT OF 1940
                              AND RULE 24e-2 THEREUNDER


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                                                                         PROPOSED
                                                     PROPOSED             MAXIMUM
TITLE OF SECURITIES          AMOUNT BEING        MAXIMUM OFFERING    AGGREGATE OFFERING     AMOUNT OF
BEING REGISTERED              REGISTERED          PRICE PER UNIT           PRICE         REGISTRATION FEE
Class A-I Shares                  *                      *                  (1)                (1)
Class A-II Shares                 *                      *                  (2)                (2)

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*   Registrant is an open-ended management investment company offering for sale, and selling, its redeemable securities on a continuous basis at the Class A-I or Class A-II net asset value per share, as appropriate. On May 14, 1997 the net asset value per share of Class A-I shares was $5.47 and the net asset value per share of Class A-II shares was $5.47; accordingly, this post-effective amendment covers the registration, pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended, of (A) 12,512,503.84 Class A-I shares (worth $68,443,396) and
    (B) 94,069.29 Class A-I shares (worth $514,559).

(1) The calculation of the maximum aggregate offering price is made pursuant to the provisions of Rule 24e-2(a). Pursuant to the provisions of Rule 24e-2(b), Registrant confirms that (A) $68,443,396 worth of Class A-I shares were redeemed or repurchased during the period from January 1, 1996 through December 31, 1996, (B) no portion of such redeemed or repurchased securities have been used for the purpose of reducing the filing fee, either in any previous post-effective amendment filed during the current year, or pursuant to paragraph (c) of Registrant's Rule 24f-2 Notice, and (C) the entire amount of $68,443,396 is being used for such reduction in this Post-Effective Amendment to Registrant's Registration Statement on Form N-1A, resulting in no registration fee payable with this filing.

(2) The calculation of the maximum aggregate offering price is made pursuant to the provisions of Rule 24e-2(a). Pursuant to the provisions of Rule 24e-2(b), Registrant confirms that (A) $514,559 worth of Class A-II shares were redeemed or repurchased during the period from May 1, 1996 through December 31, 1996, (B) no portion of such redeemed or repurchased securities have been used for the purpose of reducing the filing fee, either in any previous post-effective amendment filed during the current year, or pursuant to paragraph (c) of Registrant's Rule 24f-2 Notice, and
    (C) the entire amount of $514,559 is being used for such reduction in this Post-Effective Amendment to Registrant's Registration Statement on Form N-1A, resulting in no registration fee payable with this filing.

       REGISTRANT HEREBY SPECIFICALLY INCORPORATES BY REFERENCE PARTS A
   AND B, AND ITEM 24(a) AND ITEMS 25 THROUGH 32 OF PART C, OF REGISTRANT'S
         PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT NO. 41 UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND POST-EFFECTIVE AMENDMENT NO. 20 UNDER
         THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (COMMISSION
   FILE NO. 2-17277), AS DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE
                      COMMISSION ON APRIL 30, 1997.

                                        PART C
                                  OTHER INFORMATION

ITEM 24(b)    EXHIBITS FILED IN PART C OF THE REGISTRATION STATEMENT:

    EXHIBIT
    NUMBER

    1.   Copy of Registrant's Trust Agreement as currently in effect:
         a.   Copy of Trust Agreement recompiled as of May 1, 1976(1)
         b.   Copy of Appointment of Successor Trustee(2)
         c.   Copy of Certificate of Successor Trustee(2)
         d.   Copy of Restated Trust Agreement recompiled as of May 2, 1986(4)
         e.   Copy of Amendment to Restated Trust Agreement dated April 1,
              1987(4)
         f.   Copy of Amendment to Restated Trust Agreement dated April 2,
              1990(5)
         g.   Copy of Amendment to Restated Trust Agreement dated April 1,
              1991(6)
         h.   Copy of Amendment to Restated Trust Agreement dated February 24,
              1993(7)
         i.   Copy of Amendment to Restated Trust Agreement dated April 1,
              1993(7)
         j.   Copy of Amendment to Restated Trust Agreement dated April 4,
              1994(8)
         k.   Copy of Amendment to Restated Trust Agreement dated April 3,
              1995(9)
         l.   Copy of Amendment to Restated Trust Agreement dated April 1,
              1996(10)
         m.   Copy of Agreement between SIFE, Inc. and State Street Bank and
              Trust Company re
                   appointment of successor trustee (11)
         n.   Copy of Agreement and Declaration of Trust, dated February 28,
              1997 (14)
         o.   Copy of Certificate of Trust (14)
    2.   By-laws of SIFE Trust Fund, a Delaware Business Trust (14)
    3.   Inapplicable
    4.   Sample of Participating Agreement Certificate(3)
    5.   Copy of Investment Advisory Agreement dated April 3, 1972(1)
         a.   Copy of Amendment to Investment Advisory Agreement dated April 3,
              1995(9)
         b.   Copy of Amendment to Investment Advisory Agreement dated April 1,
              1996(10)
         c.   Assignment Agreement with respect to Investment Advisory
              Agreement, dated as of April  30, 1997 (14)
    6.   Copy of Underwriting Agreement dated April 3, 1972(1)
         a.   Copy of Amendment to Underwriting Agreement dated April 1,
              1974(1)
         b.   Copy of Amendment to Underwriting Agreement dated April 1,
              1976(1)
         c.   Copy of Amendment to Underwriting Agreement dated April 1,
              1985(3)
         d.   Copy of Amendment to Underwriting Agreement dated April 2,
              1990(5)
         e.   Copy of Amendment to Underwriting Agreement dated February 24,
              1993(7)
         f.   Copy of Amendment to Underwriting Agreement dated April 1,
              1993(7)
         g.   Copy of Amendment to Underwriting Agreement dated April 4,
              1994(8)
         h.   Copy of Amendment to Underwriting Agreement dated as of February
              1, 1995, effective April 1, 1995(9)
         i.   Copy of Amendment to Underwriting Agreement dated April 1,
              1996(10)
         j.   Copy of Underwriting Agreement, dated as of April 30, 1997 (14)
    7.   Inapplicable
    8.   a.   Custodian Contract between SIFE Trust Fund and State Street Bank
              & Trust Co. (11)
         b.   Retirement Plans Service Contract among SIFE, Inc., SIFE Trust
              Fund and State Street
                   Bank & Trust Co. (11)
         c.   Assignment & Assumption Agreement (14)
    9.   Inapplicable
    10.  Opinion and Consent of Counsel
    11.  Consent of Independent Accountants
         a.   Consent of Deloitte & Touche LLP
         b.   Consent of Timpson Garcia

    12.  Inapplicable
    13.  Inapplicable
    14.  Copies of Model Plans Used in the Establishment of Retirement Plans:
         a. Copy of Registrant's Individual Retirement Account Disclosure Statement(5)
         b.   Copy of Registrant's 403(b)(7) Plan Description (11)
         c. Copy of State Street Bank and Trust Company's 403(b) Account Package (11)
         d. Copy of provisions governing State Street Bank and Trust Company's IRA accounts (11)
    15.  Copies of Rule 12b-1 Plans
         a. Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class A-II Shares (10)
         b. Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class B Shares (14)
         c. Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class C Shares (14)
    16.  Schedule of Performance Advertising Quotations (14)
    17.  Financial Data Schedules(12)
    18.  Other Exhibits:
         a.   Power of Attorney (14)
         b.   Rule 18f-3 Plan (11)
         c.   Restated Rule 18f-3 Plan (14)
         d.   Agreement and Plan of Reorganization (13)

------------------------------

(1) Filed March 31, 1980, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 23 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 2, File No. 2-17277, and incorporated herein by reference.
(2) Filed April 27, 1981, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 24 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 3, File No. 2-17277, and incorporated herein by reference.
(3) Filed February 28, 1986, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 29 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 8, File No. 2-17277, and incorporated herein by reference.
(4) Filed April 17, 1987, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 30 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 9, File No. 2-17277, and incorporated herein by reference.
(5) Filed February 26, 1990, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 33 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 12, File No. 2-17277, and incorporated herein by reference.
(6) Filed February 26, 1991, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 34 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 13, File No. 2-17277, and incorporated herein by reference.
(7) Filed February 26, 1993, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 36 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 15, File No. 2-17277, and incorporated herein by reference.
(8) Filed February 25, 1994, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 37 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 16, File No. 2-17277, and incorporated herein by reference.
(9) Filed February 24, 1995, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 38 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 17, File No. 2-17277, and incorporated herein by reference.
(10) Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(11) Filed April 19, 1996, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 39 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.
(12) Filed April 30, 1997, as an exhibit to Registrant's Form NSAR for the period ended December 31, 1996, pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(13) Filed February 28, 1997, as Exhibit A to Registrant's Definitive Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(14) Filed April 25, 1997, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 41 and Registration Statement under Investment Company Act of 1940
     Post-Effective Amendment No. 20, File No. 2-17277, and incorporated herein by reference.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Walnut Creek and State of California, on the 14th day of May, 1997.

                                  SIFE Trust Fund

                                  By:  BRUCE W. WOODS /s/
                                      --------------------------
                                       Bruce W. Woods
                                       President & Chief Executive Officer

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

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
                SIGNATURE                                        TITLE                                     DATE
                ---------                                        -----                                     ----

          BRUCE W. WOODS /s/                          Director; President & Chief Executive Officer       May 14,
          ------------------                          of the Trust Fund (Principal Executive Officer       1997
           (Bruce W. Woods)                           & Principal Accounting Officer)


             JACK GEE /s/                             Chief Financial Officer of the Trust Fund           May 14,
             ------------                             (Principal Accounting Officer)                       1997
              (Jack Gee)

          HAIG G. MARDIKIAN /s/                       Director; Chairman of the Board                        *
          ---------------------
           (Haig G. Mardikian)

         WALTER S. NEWMAN /s/                         Director; Vice-Chairman of the Board                    *
         --------------------
          (Walter S. Newman)

      CHARLES W. FROEHLICH, JR. /s/                   Director; Secretary                                     *
      -----------------------------
       (Charles W. Froehlich, Jr.)

            NEIL L. DIVER /s/                         Director                                                *
           -----------------
            (Neil L. Diver)

       DIANE HOWARD BELDING /s/                       Director                                                *
       ------------------------
        (Diane Howard Belding)

            JOHN A. MEANY /s/                         Director                                                *
            -----------------
             (John A. Meany)

*   By:      BRUCE W. WOODS/s/              Dated:       MAY 14, 1997
        ----------------------------               ---------------------------
         Bruce W. Woods, Attorney-in-Fact
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